Schedule of information related to the stock option plan (Details) - 12 months ended Dec. 31, 2023	USD ($)	SGD ($)
Share-Based Payment Arrangement [Abstract]
Intrinsic value of options exercised
Cash received from option exercises
Tax benefit from option exercises
Weighted average fair value of options granted	$ 429,388	$ 566,492